OTHER NON-CURRENT ASSETS (Tables)	12 Months Ended
Dec. 31, 2024
OTHER NON-CURRENT ASSETS [Abstract]
Components of other non-current assets

(in thousands of $)	December 31, 2024	December 31, 2023
Mark-to-market asset on interest rate swaps (Note 21)	7,676	5,978
Operating lease right-of-use-assets (1)	3,443	3,918
Investment (2)	1,580	884
Others	16	13
Other non-current assets	12,715	10,793

(1) Operating lease right-of-use-assets mainly comprise of our office leases in Norway, Croatia and Malaysia.

(2) Includes investments at cost in Armada Technologies Limited ("Armada") as of December 31, 2024 of $1.6 million (2023: $0.9 million). Armada is a U.K. based technology company that has developed a largely passive “air lubrication system” to significantly improve fuel consumption in vessels.